Net Loss Per Share - Computation of Basic and Diluted Net Loss Per Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Numerator used in basic and diluted net loss per share:
Net loss attributable to ordinary shareholders of Puxin Limited	¥ (32,206)	$ (4,935)	¥ (518,533)	¥ (833,411)
Shares (denominator):
Weighted average common shares outstanding used in computing basic and diluted net loss per share (Note 1)	174,156,247	174,156,247	170,903,317	144,157,947
Net loss per share basic and diluted | (per share)	¥ (0.18)	$ (0.03)	¥ (3.03)	¥ (5.78)